Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Projected Payments

2018	$18,000
2019	12,000
2020	10,000
2021	2,000
Total	$42,000

Share-based Compensation, Stock Options, Activity [Table Text Block]
	2017	Weighted Average Exercise Price Per Share

Outstanding, January 1	29,324	$23.67
Expired	(1,337)	37.48
Exercised	(8,237)	27.97

Outstanding, December 31	19,750	$20.94

Exercisable, December 31	19,750	$20.94

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Outstanding			Exercisable
Grant Date	Exercise Price Per Share	Shares	Contractual Average Life	Average Exercise Price Per Share	Shares	Average Exercise Price Per Share

November 10, 2008	$23.00	12,300	0.85	$23.00	12,300	$23.00
May 9, 2011	$17.55	7,450	3.35	$17.55	7,450	$17.55
		19,750			19,750

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	Units	Weighted Average Grant Date Fair Value Per Share
Nonvested at January 1, 2017	8,995	$32.93
Granted	5,825	$38.70
Forfeited	(219)	$38.70
Nonvested at December 31, 2017	14,601	$35.14
Expected to vest at December 31, 2017	14,601	$35.14